COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016
Year Ending December 31:
2017	$ 208,937	$ 237,916
2018	244,819	192,316
2019	223,195	169,116
2020	155,216	132,406
Later Years	125,064	125,064
Total minimum future rentals	$ 957,231	$ 856,818